LEASES - Future Minimum Noncancellable Lease Payments (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Remaining of 2023	$ 117,527	$ 49,855
2024	118,058	29,514
2025	0	0
2026	0	0
2027	0	0
Thereafter	0	0
Total operating lease payments (undiscounted)	235,585	79,369
Less: Imputed interest	(61,786)	(1,974)
Lease liability as of September 30, 2023	$ 173,799	77,395	$ 122,503
Abacus Settlements, LLC
Remaining of 2023		221,182
2024		88,543
2025		0
2026		0
2027		0
Thereafter		0
Total operating lease payments (undiscounted)		309,726
Less: Imputed interest		(7,229)
Lease liability as of September 30, 2023		$ 302,497	$ 367,508